Offerings - Offering: 1	Feb. 13, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock
Amount Registered | shares	3,326,081
Proposed Maximum Offering Price per Unit	13.1650
Maximum Aggregate Offering Price	$ 43,787,856.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 6,047.10
Offering Note	This Registration Statement also covers an indeterminate number of additional shares of Common Stock that may become issuable under the Unusual Machines, Inc. 2022 Amended and Restated Equity Incentive Plan (the “Plan”) pursuant to outstanding stock option awards set forth herein as a result of stock splits, stock dividends and other terms pursuant to Rule 416 under the Securities Act of 1933 (the “Securities Act”).

Estimated in accordance with Rule 457(c) and (h) solely for the purpose of calculating the registration fee based on the average of the high and low prices of the Common Stock as reported on NYSE American LLC on February 10, 2026.

Represents shares of Common Stock available for future grants under the Plan as of the date of this Registration Statement.